Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (3,762,100)	$ 197,000
Adjustments to reconcile net income (loss) to net cash provided by (used in) used in operating activities:
Depreciation	619,800	427,600
Amortization of right of use assets	258,900	153,500
Loss on sale of equipment	267,700
Forgiveness of PPP loan	(562,300)
Stock compensation	115,700	7,100
Net change in assets and liabilities:
Accounts receivable	(66,400)	40,200
Prepaid expenses	(314,900)	(102,900)
Real estate	6,755,900	(6,089,900)
Deferred revenue	823,100	73,200
Deferred income tax	171,600	(634,600)
Income tax payable		(54,800)
Payments on right of use liability	(273,800)	(170,700)
Accounts payable and accrued expenses	(1,015,400)	2,969,400
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	3,017,800	(3,184,900)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(408,000)	(402,800)
Proceeds on the sale of equipment	987,200
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	579,200	(402,800)
CASH FLOWS FROM FINANCING ACTIVITIES
Construction loans, net	444,800	(7,524,600)
Financing fees construction loans	(1,048,700)	(1,289,100)
Construction loans related parties, net	(8,445,100)	13,720,800
Financing fees related party construction loans	(1,421,200)
Payments on financing leases	(564,400)	(185,100)
Proceeds from note payable PPP	582,800
Payments on PPP loan	(1,200)
Repayments for note payable D&O	(484,300)
Due to related party	(8,100)	8,100
Net proceeds from issuance of common stock	10,789,000
Distributions		(488,400)
Deferred offering cost	(65,100)
Repayment for equipment loans	(1,409,000)	(444,900)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,630,500)	3,796,800
NET INCREASE IN CASH AND RESTRICTED CASH	1,966,500	209,100
CASH AND RESTRICTED CASH AT BEGINNING OF PERIOD	430,000	220,900
CASH AND RESTRICTED CASH AT END OF PERIOD	2,396,500	430,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash Paid During the Period for: Interest	1,266,300	352,800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Financing of assets additions	4,570,800	2,924,500
Amortization of debt discount capitalized	2,299,500	738,400
Distribution of land		356,500
Right of use asset		1,286,000
Stock issued for conversion of related interest and principal	497,000
Financing of D&O insurance	$ 1,225,500